Income tax and tax loss carryforwards, Components of deferred tax liability (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Components of deferred tax liability [Abstract]
Portion of tax loss carryforwards for subsequent years	$ 385,936	$ 336,395
Inventories and provisions - net	27,374	17,378
Concession rights and property, vessels and equipment	(567,902)	(559,949)
Total deferred tax liability	$ (154,592)	$ (206,176)
Percentage of recoverable tax losses	48.00%